1
The Gabelli Value 25 Fund Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.1%
Automotive  — 0.5%
100,000 Iveco Group NV ........................................ $ 1,003,839
Automotive: Parts and Accessories  — 4.2%
81,000 Dana Inc. ................................................. 855,360
78,996 Garrett Motion Inc.† ................................. 646,187
56,000 Genuine Parts Co. ..................................... 7,822,080
9,323,627
Broadcasting  — 7.9%
6,500 Liberty Broadband Corp., Cl. A† ................ 499,330
18,500 Liberty Broadband Corp., Cl. C† ................ 1,429,865
488,500 Paramount Global, Cl. A ............................ 10,678,610
166,500 Sinclair Inc. .............................................. 2,547,450
48,625 Sirius XM Holdings Inc. ............................ 1,149,981
74,000 TEGNA Inc. .............................................. 1,167,720
17,472,956
Cable and Satellite  — 2.7%
18,500 AMC Networks Inc., Cl. A† ........................ 160,765
93,000 Comcast Corp., Cl. A ................................ 3,884,610
21,000 EchoStar Corp., Cl. A† .............................. 521,220
34,000 Rogers Communications Inc., Cl. B ........... 1,367,140
5,933,735
Computer Software and Services  — 1.4%
5,500 Meta Platforms Inc., Cl. A ......................... 3,148,420
Consumer Products  — 2.1%
44,000 Edgewell Personal Care Co. ...................... 1,598,960
17,000 Energizer Holdings Inc. ............................. 539,920
15,000 Spectrum Brands Holdings Inc. ................ 1,427,100
11,000 The Scotts Miracle-Gro Co. ....................... 953,700
4,519,680
Diversified Industrial  — 5.8%
39,000 Ampco-Pittsburgh Corp.† ......................... 78,000
229,000 Bollore SE ................................................ 1,525,644
61,200 Crane Co. ................................................. 9,686,736
7,000 Honeywell International Inc. ...................... 1,446,970
12,737,350
Electronics  — 7.5%
85,000 Resideo Technologies Inc.† ...................... 1,711,900
154,000 Sony Group Corp., ADR ............................ 14,871,780
16,583,680
Energy and Utilities  — 6.1%
50,000 APA Corp. ................................................ 1,223,000
61,000 Halliburton Co. ......................................... 1,772,050
59,900 Innovex International Inc.† ....................... 879,332
147,500 National Fuel Gas Co. ................................ 8,939,975
10,000 Schlumberger NV ..................................... 419,500
2,700 Southwest Gas Holdings Inc. .................... 199,152
13,433,009
Shares
Market
Value
Entertainment  — 16.2%
33,000 Atlanta Braves Holdings Inc., Cl. A† .......... $ 1,390,950
137,300 Atlanta Braves Holdings Inc., Cl. C† .......... 5,464,540
39,500 Fox Corp., Cl. A ........................................ 1,672,035
1,133,000 Grupo Televisa SAB, ADR ......................... 2,900,480
1,000 Liberty Media Corp.-Liberty Live, Cl. C† .... 51,330
83,052 Madison Square Garden Entertainment
Corp.† .................................................. 3,532,201
54,000 Madison Square Garden Sports Corp.† ..... 11,246,040
300,000 Ollamani SAB† ......................................... 566,176
93,052 Sphere Entertainment Co.† ....................... 4,111,037
15,200 The Walt Disney Co. ................................. 1,462,088
100,000 Vivendi SE ................................................ 1,155,450
250,000 Warner Bros Discovery Inc.† .................... 2,062,500
35,614,827
Environmental Services  — 7.0%
53,000 Republic Services Inc. .............................. 10,644,520
27,000 Waste Connections Inc. ............................ 4,828,140
15,472,660
Equipment and Supplies  — 2.4%
58,500 Flowserve Corp. ....................................... 3,023,865
7,800 Valmont Industries Inc. ............................. 2,261,610
5,285,475
Financial Services  — 14.9%
47,500 American Express Co. ............................... 12,882,000
30,000 Citigroup Inc. ........................................... 1,878,000
30,000 Loews Corp. ............................................. 2,371,500
179,100 The Bank of New York Mellon Corp. .......... 12,870,126
5,000 The Goldman Sachs Group Inc. ................. 2,475,550
2,250 The PNC Financial Services Group Inc. ...... 415,913
32,893,089
Food and Beverage  — 4.2%
42,500 Diageo plc, ADR ....................................... 5,964,450
45,000 Mondelēz International Inc., Cl. A .............. 3,315,150
9,279,600
Health Care  — 1.1%
27,500 Perrigo Co. plc ......................................... 721,325
22,000 Pfizer Inc. ................................................ 636,680
8,500 Zimmer Biomet Holdings Inc. ................... 917,575
3,000 Zimvie Inc.† ............................................. 47,610
2,323,190
Hotels and Gaming  — 1.9%
40,000 Ryman Hospitality Properties Inc., REIT .... 4,289,600
Machinery  — 2.0%
395,000 CNH Industrial NV .................................... 4,384,500
Metals and Mining  — 6.7%
22,500 Freeport-McMoRan Inc. ............................ 1,123,200

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
256,200 Newmont Corp. ........................................ $ 13,693,890
14,817,090
Telecommunication Services  — 1.9%
165,000 Liberty Global Ltd., Cl. A† ......................... 3,483,150
34,000 Liberty Global Ltd., Cl. C† ......................... 734,740
4,217,890
Telecommunications  — 1.0%
97,300 Telephone and Data Systems Inc. .............. 2,262,225
Wireless Communications  — 1.6%
64,400 United States Cellular Corp.† .................... 3,519,460
TOTAL COMMON STOCKS .................. 218,515,902
RIGHTS  — 0.0%
Health Care  — 0.0%
2,000 ABIOMED Inc., CVR† ................................ 3,500
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 2,563
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.9%
$ 2,055,000 U.S. Treasury Bills,
4.671% to 5.149%††,
11/07/24 to 12/19/24 ............................ 2,038,865
TOTAL INVESTMENTS — 100.0%
(Cost $97,979,270) ............................... $ 220,560,830
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust